FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair value, by balance sheet grouping
The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2025		2024
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	412,681	412,681	437,154	437,154
Restricted cash	Level 1	56	56	49	49
Derivative instruments receivable	Level 2	23,668	23,668	40,090	40,090
Derivative instruments payable	Level 2	(250)	(250)	—	—
Floating rate long-term debt	Level 2	(1,668,398)	(1,679,488)	(1,672,832)	(1,684,666)
Fixed rate long-term debt	Level 2	(133,794)	(120,150)	(137,405)	(120,219)